Deferred tax - Movement in deferred tax assets and liabilities (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R 82,658
Deferred tax assets	(40,717)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	7,923	R 0
Charged/ (credited) to the income statement (note 29)	47,175	(24,978)	R (19,976)
Charged/ (credited) directly to equity (note 14)	(8,093)	(5,596)
Foreign currency translation differences	(1,563)	578
Deferred tax liabilities	139,049	82,658
Deferred tax assets	(51,666)	(40,717)
Net deferred tax liability	87,383	41,941	71,937
Before offset amounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	7,923
Charged/ (credited) to the income statement (note 29)	47,175	(24,978)
Charged/ (credited) directly to equity (note 14)	(8,093)	(5,596)
Foreign currency translation differences	(1,563)	578
Net deferred tax liability		41,941	71,937
Before offset amounts | Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	137,514	148,960
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	12,326
Charged/ (credited) to the income statement (note 29)	102,205	(11,681)
Charged/ (credited) directly to equity (note 14)	2,901	237
Foreign currency translation differences	2,139	(2)
Deferred tax liabilities	257,085	137,514	148,960
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	42,828	33,616
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	35,132	9,185
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	1,840	27
Deferred tax liabilities	79,800	42,828	33,616
Before offset amounts | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	57,084	49,807
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	9,285	7,279
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	73	(2)
Deferred tax liabilities	66,442	57,084	49,807
Before offset amounts | Pre-payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,857	2,815
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	155	68
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	0	(26)
Deferred tax liabilities	3,012	2,857	2,815
Before offset amounts | Deferred foreign currency gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	33,858	61,616
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	47,993	(28,318)
Charged/ (credited) directly to equity (note 14)	2,901	237
Foreign currency translation differences	226	323
Deferred tax liabilities	84,978	33,858	61,616
Before offset amounts | Capitalized commission assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	10,743
Charged/ (credited) to the income statement (note 29)	3,062
Charged/ (credited) directly to equity (note 14)	0
Foreign currency translation differences	0
Deferred tax liabilities	13,805	0
Before offset amounts | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	1,165
Charged/ (credited) to the income statement (note 29)	5,775
Charged/ (credited) directly to equity (note 14)	0
Foreign currency translation differences	0
Deferred tax liabilities	6,940	0
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	887	1,106
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	418
Charged/ (credited) to the income statement (note 29)	803	105
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	0	(324)
Deferred tax liabilities	2,108	887	1,106
Before offset amounts | Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(95,573)	(77,023)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	(4,403)
Charged/ (credited) to the income statement (note 29)	(55,030)	(13,297)
Charged/ (credited) directly to equity (note 14)	(10,994)	(5,833)
Foreign currency translation differences	(3,702)	580
Deferred tax assets	(169,702)	(95,573)	(77,023)
Before offset amounts | Revenue received in advance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(15,730)	(14,304)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	(1,097)	(1,426)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(8)	0
Deferred tax assets	(16,835)	(15,730)	(14,304)
Before offset amounts | Capital allowances for tax purposes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(30,556)	(22,107)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	2,905	(8,503)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(69)	54
Deferred tax assets	(27,720)	(30,556)	(22,107)
Before offset amounts | Provisions, accruals and lease straight-lining
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(33,910)	(28,731)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	(13,969)	(5,572)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(462)	393
Deferred tax assets	(48,341)	(33,910)	(28,731)
Before offset amounts | Assessable losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(5,892)	(10,736)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	(34,617)	4,713
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(2,631)	131
Deferred tax assets	(43,140)	(5,892)	(10,736)
Before offset amounts | Deferred foreign currency losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	0
Charged/ (credited) directly to equity (note 14)	(4,052)
Foreign currency translation differences	0
Deferred tax assets	(4,052)	0
Before offset amounts | Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(8,187)	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	0
Charged/ (credited) to the income statement (note 29)	(1,699)	(2,354)
Charged/ (credited) directly to equity (note 14)	(6,942)	(5,833)
Foreign currency translation differences	0	0
Deferred tax assets	(16,828)	(8,187)	0
Before offset amounts | Recurring commission liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	(2,004)
Charged/ (credited) to the income statement (note 29)	926
Charged/ (credited) directly to equity (note 14)	0
Foreign currency translation differences	0
Deferred tax assets	(1,078)	0
Before offset amounts | Capitalized lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	(1,296)
Charged/ (credited) to the income statement (note 29)	(6,296)
Charged/ (credited) directly to equity (note 14)	0
Foreign currency translation differences	0
Deferred tax assets	(7,592)	0
Before offset amounts | Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	(512)
Charged/ (credited) to the income statement (note 29)	(510)
Charged/ (credited) directly to equity (note 14)	0
Foreign currency translation differences	0
Deferred tax assets	(1,022)	0
Before offset amounts | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,298)	(1,145)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	(591)
Charged/ (credited) to the income statement (note 29)	(673)	(155)
Charged/ (credited) directly to equity (note 14)	0	0
Foreign currency translation differences	(532)	2
Deferred tax assets	R (3,094)	R (1,298)	R (1,145)